Financial Instruments - Summary of Movement in Allowance for Impairment in Respect of Trade and Other Receivables (Detail) - Trade and other receivables [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets at beginning of period	$ 1,579	$ 2,544
Allowance for doubtful debts	816	150
Amounts written off against the allowance	(451)	(1,102)
Effects of movement in exchange rate	(93)	(13)
Allowance account for credit losses of financial assets at end of period	$ 1,851	$ 1,579